Retirement benefits - Defined Benefit Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined benefit obligation
Statement [Line Items]
At 1 January	$ 92	$ 103	$ 96
Interest expense	2	2	3
Total	2	2	3
Demographic assumptions	(1)	(3)	(3)
Financial assumptions	(22)	(3)	10
Experience adjustments	2	(1)	1
Re-measurement (gain)/loss	(21)	(7)	8
Exchange adjustments	(2)	(1)	2
Total	(23)	(8)	10
Group contributions	0	0
Benefits paid	(5)	(5)	(6)
Total	(5)	(5)	(6)
At 31 December	66	92	103
Defined benefit obligation | United Kingdom [member] | Unfunded Plans [member]
Statement [Line Items]
Unfunded Plans	18	30	31
Defined benefit obligation | United States [member] | Unfunded Plans [member]
Statement [Line Items]
Unfunded Plans	35	45	50
Defined benefit obligation | United States [member] | Unfunded Plans [member] | Post-retirement Plans [member]
Statement [Line Items]
Unfunded post-employment plans	13	17	22
Fair value of plan assets
Statement [Line Items]
At 1 January	0	0
Interest expense		0
Total		0
Demographic assumptions		0
Financial assumptions		0
Experience adjustments		0
Re-measurement (gain)/loss		0
Exchange adjustments		0
Total		0
Group contributions	(5)	(5)	(6)
Benefits paid	5	5	6
Total		0
At 31 December		0	0
Fair value of plan assets | United Kingdom [member] | Unfunded Plans [member]
Statement [Line Items]
Unfunded Plans		0
Fair value of plan assets | United States [member] | Unfunded Plans [member]
Statement [Line Items]
Unfunded Plans		0
Fair value of plan assets | United States [member] | Unfunded Plans [member] | Post-retirement Plans [member]
Statement [Line Items]
Unfunded post-employment plans		0
Net defined benefit liability (asset) [member]
Statement [Line Items]
At 1 January	92	103	96
Interest expense	2	2	3
Total	2	2	3
Demographic assumptions	(1)	(3)	(3)
Financial assumptions	(22)	(3)	10
Experience adjustments	2	(1)	1
Re-measurement (gain)/loss	(21)	(7)	8
Exchange adjustments	(2)	(1)	2
Total	(23)	(8)	10
Group contributions	(5)	(5)	(6)
Benefits paid	0	0
Total	(5)	(5)	(6)
At 31 December	66	92	103
Net defined benefit liability (asset) [member] | United Kingdom [member] | Unfunded Plans [member]
Statement [Line Items]
Unfunded Plans	18	30	31
Net defined benefit liability (asset) [member] | United States [member] | Unfunded Plans [member]
Statement [Line Items]
Unfunded Plans	35	45	50
Net defined benefit liability (asset) [member] | United States [member] | Unfunded Plans [member] | Post-retirement Plans [member]
Statement [Line Items]
Unfunded post-employment plans	$ 13	$ 17	$ 22